Other Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Resale Agreements, Unfunded Commitments	$ 7,500	$ 12,400
Purchase Commitment [Member] | Debt securities [Member]
Other Commitments [Line Items]
Other Commitment	18	335
Purchase Commitment [Member] | Equity securities [Member]
Other Commitments [Line Items]
Other Commitment	$ 2,700	$ 2,500